Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
13.	Leases

The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
Operating lease assets	$147,704	$174,365

Operating lease liabilities:
Current operating lease liabilities	113,598	110,856
Long term operating lease liabilities	39,713	69,094
Total operating lease liabilities	$153,311	$179,950

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays. During the three months ended March 31, 2025 and 2024, the Company recognized operating lease expense of $28,667 and $28,667, respectively. Operating lease costs are included within general and administrative expenses on the unaudited condensed consolidated statements of operations. During the three months ended March 31, 2025 and 2024, short-term lease costs were $7,728 and $0, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities were $28,644 and $27,280, respectively, for the three months ended March 31, 2025 and 2024. These amounts are included in operating activities in the unaudited condensed consolidated statements of cash flows. During the three months ended March 31, 2025 and 2024, the Company reduced its operating lease liabilities by $26,638 and $24,088, respectively, for cash paid.

The operating lease liabilities as of March 31, 2025 reflect a weighted average discount rate of 5%. The weighted average remaining term of the leases is 1.33 years. Remaining lease payments as of March 31, 2025 are as follows:

Year ending December 31,
2025	$88,320
2026	70,179
Total lease payments	158,499
Less: imputed interest	(5,188)
Total	$153,311

14. Leases

The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Operating lease assets	$174,365	$277,995
Operating lease liabilities:
Current operating lease liabilities	110,856	89,318
Long term operating lease liabilities	69,094	190,989
Total operating lease liabilities	$179,950	$280,307

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays. During the years ended December 31, 2024 and 2023, the Company recognized operating lease expense of $114,669 and $106,430, respectively. Operating lease costs are included within general and administrative expenses on the consolidated statements of operations. During the years ended December 31, 2024 and 2023, short-term lease costs were $75,270 and $48,423, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities were $111,395 and $120,976, respectively, for the years ended December 31, 2024 and 2023. These amounts are included in operating activities in the consolidated statements of cash flows. During the years ended December 31, 2024 and 2023, the Company reduced its operating lease liabilities by $100,357 and $113,791, respectively, for cash paid.

The operating lease liabilities as of December 31, 2024 reflect a weighted average discount rate of 5%. The weighted average remaining term of the leases is 1.55 years. Remaining lease payments as of December 31, 2024 are as follows:

Year ending December 31,
2025	116,965
2026	70,179
Total lease payments	187,144
Less: imputed interest	(7,194)
Total	$179,950